Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2010 Fund

June 30, 2020

Z10-QTLY-0820
1.9884232.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	227	$4,072
Fidelity Series Commodity Strategy Fund (a)	776	2,981
Fidelity Series Large Cap Growth Index Fund (a)	220	2,774
Fidelity Series Large Cap Stock Fund (a)	200	2,819
Fidelity Series Large Cap Value Index Fund (a)	485	5,330
Fidelity Series Small Cap Opportunities Fund (a)	111	1,363
Fidelity Series Value Discovery Fund (a)	163	1,908
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,587)		21,247

International Equity Funds - 18.3%
Fidelity Series Canada Fund (a)	107	1,017
Fidelity Series Emerging Markets Fund (a)	119	1,020
Fidelity Series Emerging Markets Opportunities Fund (a)	480	9,210
Fidelity Series International Growth Fund (a)	161	2,761
Fidelity Series International Index Fund (a)	119	1,132
Fidelity Series International Small Cap Fund (a)	56	900
Fidelity Series International Value Fund (a)	328	2,762
Fidelity Series Overseas Fund (a)	267	2,751
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,234)		21,553

Bond Funds - 46.6%
Fidelity Series Corporate Bond Fund (a)	779	8,689
Fidelity Series Emerging Markets Debt Fund (a)	86	767
Fidelity Series Floating Rate High Income Fund (a)	19	163
Fidelity Series Government Bond Index Fund (a)	928	10,462
Fidelity Series High Income Fund (a)	94	830
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,067	11,150
Fidelity Series International Credit Fund (a)	6	62
Fidelity Series Investment Grade Bond Fund (a)	959	11,639
Fidelity Series Investment Grade Securitized Fund (a)	751	7,978
Fidelity Series Long-Term Treasury Bond Index Fund (a)	259	2,694
Fidelity Series Real Estate Income Fund (a)	51	490
TOTAL BOND FUNDS
(Cost $52,078)		54,924

Short-Term Funds - 17.0%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	2,841	2,841
Fidelity Series Short-Term Credit Fund (a)	379	3,872
Fidelity Series Treasury Bill Index Fund (a)	1,333	13,339
TOTAL SHORT-TERM FUNDS
(Cost $19,952)		20,052
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,851)		117,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$117,776

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,958	$418	$464	$--	$26	$1,134	$4,072
Fidelity Series Canada Fund	978	98	211	--	(50)	202	1,017
Fidelity Series Commodity Strategy Fund	3,680	24	865	--	(228)	370	2,981
Fidelity Series Corporate Bond Fund	7,095	1,034	148	63	(8)	716	8,689
Fidelity Series Emerging Markets Debt Fund	680	10	--	10	--	77	767
Fidelity Series Emerging Markets Fund	621	264	19	--	(5)	159	1,020
Fidelity Series Emerging Markets Opportunities Fund	6,114	2,003	444	--	(33)	1,570	9,210
Fidelity Series Floating Rate High Income Fund	150	2	--	2	--	11	163
Fidelity Series Government Bond Index Fund	10,982	314	818	43	41	(57)	10,462
Fidelity Series Government Money Market Fund 0.25%	3,890	1,278	2,327	3	--	--	2,841
Fidelity Series High Income Fund	764	11	--	12	--	55	830
Fidelity Series Inflation-Protected Bond Index Fund	10,317	529	80	6	3	381	11,150
Fidelity Series International Credit Fund	57	--	--	--	--	5	62
Fidelity Series International Growth Fund	3,022	62	824	--	32	469	2,761
Fidelity Series International Index Fund	1,089	74	203	--	(29)	201	1,132
Fidelity Series International Small Cap Fund	893	--	165	--	(14)	186	900
Fidelity Series International Value Fund	2,876	45	630	--	(200)	671	2,762
Fidelity Series Investment Grade Bond Fund	10,748	509	180	78	3	559	11,639
Fidelity Series Investment Grade Securitized Fund	7,464	675	215	30	2	52	7,978
Fidelity Series Large Cap Growth Index Fund	2,184	344	327	49	30	543	2,774
Fidelity Series Large Cap Stock Fund	2,266	244	83	--	(6)	398	2,819
Fidelity Series Large Cap Value Index Fund	4,232	642	117	--	(16)	589	5,330
Fidelity Series Long-Term Treasury Bond Index Fund	2,692	251	180	57	35	(104)	2,694
Fidelity Series Overseas Fund	2,801	206	788	--	(27)	559	2,751
Fidelity Series Real Estate Income Fund	422	6	--	7	--	62	490
Fidelity Series Short-Term Credit Fund	3,721	23	--	22	--	128	3,872
Fidelity Series Small Cap Opportunities Fund	1,112	187	158	--	(32)	254	1,363
Fidelity Series Treasury Bill Index Fund	13,332	47	--	50	--	(40)	13,339
Fidelity Series Value Discovery Fund	1,310	433	55	--	(5)	225	1,908
	$108,450	$9,733	$9,301	$432	$(481)	$9,375	$117,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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